Dissagreggated Revenue - Schedule of Breakdown of Our Gross Profit and Gross Profit Margin (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Breakdown of Our Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 60,236,666	$ 7,673,558	$ 79,256,623	$ 235,667,734	$ 30,339,448	$ 174,202,627
Cost of revenue	34,437,339	4,386,978	62,897,307	186,223,181	23,974,043	139,154,316
Gross profit	$ 25,799,327	$ 3,286,580	$ 16,359,316	$ 49,444,553	$ 6,365,405	$ 35,048,311
Gross profit margin %	42.80%	42.80%	20.60%	21.00%	21.00%	20.10%
Private-labelled apparel products [Member]
Schedule of Breakdown of Our Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 32,710,445	$ 4,166,989	$ 67,730,485	$ 196,736,307		$ 156,316,352
Cost of revenue	29,052,173	3,700,961	59,393,295	178,307,992		134,239,759
Gross profit	$ 3,658,272	$ 466,028	$ 8,337,190	$ 18,428,315		$ 22,076,593
Gross profit margin %	11.20%	11.20%	12.30%	9.40%	9.40%	14.10%
Own-branded apparel products [Member]
Schedule of Breakdown of Our Gross Profit and Gross Profit Margin [Line Items]
Revenue	$ 27,526,221	$ 3,506,569	$ 11,526,138	$ 38,931,427		$ 17,886,275
Cost of revenue	5,385,166	686,017	3,504,012	7,915,189		4,914,557
Gross profit	$ 22,141,055	$ 2,820,552	$ 8,022,126	$ 31,016,238		$ 12,971,718
Gross profit margin %	80.40%	80.40%	69.60%	79.70%	79.70%	72.50%